PAINEWEBBER S&P 500 INDEX FUND                                   ANNUAL REPORT

                                                 ----------------------------
                                                |                            |
                                                |  PAINEWEBBER               |
                                                |  S&P 500 Index Fund        |
                                                |  FUND PROFILE              |
                                                |                            |
                                                |o GOAL:                     |
                                                |  Replicate the total       |
                                                |  return of the S$P 500     |
                                                |  Index                     |
                                                |                            |
                                                |o PORTFOLIO MANAGERS:       |
                                                |  T.Kirkham Barneby         |
                                                |  Mitchell Hutchins Asset   |
                                                |  Management Inc.           |
                                                |                            |
                                                |o TOTAL NET ASSETS:         |
                                                |  $13.7 millions as of      |
                                                |  May 31, 1998              |
                                                |                            |
                                                |o DIVIDENT PAYMENTS:        |
                                                |  Annually                  |
                                                 ----------------------------

                                                                 July 15, 1998

Dear Shareholder,

We are pleased to present you with the first annual report for the PaineWebber S&P 500 Index Fund (the "Fund"), covering the period from commencement of issuance (December 31, 1997) to the end of the Fund's fiscal year (May 31, 1998).

GENERAL MARKET OVERVIEW
------------------------------------------------------------------------------

[GRAPHIC]   After getting off to a slow start in January, the S&P 500 Index advanced 13.1% by the end of May. Robust economic growth, which produced low unemployment and low inflation, contributed to the market's strength.

Sectors that fared poorly at the end of 1997 turned in outstanding performances in early 1998. Technology stocks, department stores, auto supply companies and airlines all rebounded sharply from year-end slumps. Financial services companies did reasonably well. Energy stocks performed the worst as weakening economies in Asia drove down oil prices. Consumer nondurables, a traditionally defensive sector, continued to lag.

PORTFOLIO REVIEW
------------------------------------------------------------------------------

[GRAPHIC]   PERFORMANCE

The commencement of issuance for Class A and Class Y shares was December 31, 1997. The Fund's total return (the net asset value change with dividends reinvested) for the five-month period ended May 31, 1998 was 12.88% for Class A shares and 12.96% for Class Y shares.

PORTFOLIO HIGHLIGHTS

The Fund's objective is to replicate the total return of the S&P 500 Index (the "Index") before fees and expenses. To achieve this objective the Fund invests substantially all of its assets in common stocks issued by companies in the Index and in related derivative instruments that simulate investment in the Index.

Sector Weightings*

PaineWebber S&P 500 Index Fund vs. S&P 500 Index
                                                               Fund     Index
------------------------------------------------------------------------------
Basic materials                                                5.96%    5.99%
Capital goods                                                  4.85     4.93
Consumer cyclical                                             13.73    13.71
Consumer noncyclical                                          11.02    10.96
Energy                                                         7.36     7.24
Financial services                                            19.98    20.13
Healthcare                                                    11.65    11.65
Technology                                                    14.88    14.72
Transportation                                                 0.99     1.14
Utilities                                                      9.58     9.53

* Percent of portfolio assets as of May 31, 1998. Weightings subject to change.

ANNUAL REPORT


Portfolio Characteristics*
PaineWebber S&P 500 Index Fund vs. S&P 500 Index
                                                  Fund             Index
------------------------------------------------------------------------------
Weighted average market capitalization      $64.524 billion   $63.751 billion
Price/earnings ratio                             26.5x             26.9x
Current dividend yield                           1.66%             1.67%
Price/book ratio                                 7.04x             7.19x

* Based on holdings as of May 31, 1998. Characteristics subject to change.

OUTLOOK
------------------------------------------------------------------------------

[GRAPHIC]   The extent of the economic turmoil in Asia and its ultimate impact on corporate profits remain unclear. We are cautious in the near term and expect continued choppy markets ahead as the effect of negative earnings announcements takes its toll. Over the longer term, however, we see little cause for the market to lose strength. Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a quarterly Fund Profile on PaineWebber S&P 500 Index Fund or another fund in the PaineWebber Family of Funds,1 please contact your investment executive.


Sincerely,

/s/ Margo Alexander                          /s/ T. Kirkham Barneby

Margo Alexander                              T. Kirkham Barneby
President                                    Managing Director, Chief Investment Officer--
Mitchell Hutchins Asset Management Inc.      Quantitative Investments
                                             Mitchell Hutchins Asset Management Inc.
                                             Portfolio Manager, PaineWebber S&P 500 Index Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the period ended May 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER S&P 500 INDEX FUND


PORTFOLIO OF INVESTMENTS                                          MAY 31, 1998

Number of
  Shares                                                             Value
---------                                                    -----------------

COMMON STOCKs--100.22%

AGRICULTURE, FOOD & BEVERAGE--5.65%
     900     Archer-Daniels-Midland Co. ..................... $     16,988
     500     Bestfoods Co. ..................................       28,219
     700     Campbell Soup Co. ..............................       38,150
     800     Conagra, Inc. ..................................       23,400
     200     General Mills, Inc. ............................       13,650
     600     Heinz, H. J. and Co. ...........................       31,837
     200     Hershey Foods Corp. ............................       13,850
     700     Kellogg Co. ....................................       28,919
   2,500     PepsiCo, Inc. ..................................      102,031
     400     Pioneer Hi-Bred International, Inc. ............       15,225
     200     Quaker Oats Co. ................................       11,538
     200     Ralston Purina Co. .............................       22,262
     100     Supervalue, Inc. ...............................        4,188
     500     Sysco Corp. ....................................       11,656
   4,000     The Coca-Cola Co. ..............................      313,500
   1,000     Unilever N.V ...................................       78,937
     200     Wrigley, Wm. Jr. Co. ...........................       19,250
                                                              ------------
                                                                   773,600
                                                              ------------
Airlines--0.33%
     100     AMR Corporation* ...............................       15,394
     100     Delta Air Lines, Inc. ..........................       11,500
     400     Southwest Airlines Co. .........................       10,675
     100     USAir Group, Inc.* .............................        7,000
                                                              ------------
                                                                    44,569
                                                              ------------
Alcohol--0.31%
     800     Anheuser-Busch Companies, Inc. .................       36,750
     100     Brown Forman Corp. .............................        5,763
                                                              ------------
                                                                    42,513
                                                              ------------
Apparel, Retail--0.56%
     600     Gap, Inc. ......................................       32,400
     100     Harcourt General, Inc. .........................        5,450
     400     Limited, Inc. ..................................       13,300
     100     Nordstrom, Inc. ................................        7,206
     300     TJX Companies, Inc. ............................       14,025
     200     Woolworth Corp.* ...............................        3,950
                                                              ------------
                                                                    76,331
                                                              ------------

Apparel, Textiles--0.67%
     100     Fruit of the Loom, Inc.* .......................        3,594
     100     Liz Claiborne, Inc. ............................        5,069
     500     Nike Inc. ......................................       23,000
     100     Reebok International Ltd.* .....................        2,875
     800     Sara Lee Corp. .................................       47,100
     200     V. F. Corp. ....................................       10,637
                                                              ------------
                                                                    92,275
                                                              ------------

Banks--8.54%
   1,000     Banc One Corp. .................................       55,125
     600     Bank of New York Co. Inc. ......................       36,675
   1,100     BankAmerica Corp. ..............................       90,956
     200     BankBoston Corp. ...............................       21,075
     200     Bankers Trust New York Corp. ...................       24,700

Banks (concluded)
     200     BB & T Corp. ................................... $     13,238
     700     Citicorp .......................................      104,387
     200     Comerica Inc. ..................................       13,150
     400     Fifth Third Bancorp ............................       19,700
     500     First Chicago Corp. ............................       43,719
   1,586     First Union Corp. ..............................       87,726
     400     Fleet Financial Group, Inc. ....................       32,800
     300     Huntington Bancshares, Inc. ....................        9,825
     300     J.P. Morgan & Co., Inc. ........................       37,256
     700     KeyCorp ........................................       26,556
     400     Mellon Bank Corp. ..............................       26,975
     200     Mercantile Bancorporation, Inc. ................       10,225
     500     National City Corp. ............................       33,875
   1,500     NationsBank Corp. ..............................      113,625
     200     Northern Trust Corp. ...........................       14,106
   1,200     Norwest Corp. ..................................       46,650
     500     PNC Bank Corp. .................................       28,875
     100     Republic New York Corp. ........................       12,844
     200     State Street Corp. .............................       13,788
     300     Summit Bancorp, Inc. ...........................       15,037
     300     Suntrust Banks, Inc. ...........................       23,700
     450     Synovus Financial Corp. ........................       10,097
     700     The Chase Manhattan Corp. ......................       95,156
   1,200     US Bancorp, Inc. ...............................       46,950
     300     Wachovia Corp. .................................       24,019
     100     Wells Fargo and Co. ............................       36,150
                                                              ------------
                                                                 1,168,960
                                                              ------------

Chemicals--3.04%
     200     Air Products & Chemicals, Inc. .................       17,400
     100     Ashland, Inc. ..................................        4,988
     200     Avery Dennison Corp. ...........................       10,362
     400     Dow Chemical Co. ...............................       38,750
   1,800     DuPont (E.I.) de Nemours & Co. .................      138,600
     100     Eastman Chemical Co. ...........................        6,700
     200     Engelhard Corp. ................................        4,163
     100     FMC Corp.* .....................................        7,644
     100     Goodrich, B.F. Co. .............................        5,125
     100     Grace W.R. & Co. ...............................        1,856
     100     Great Lakes Chemical Corp. .....................        4,000
     100     Hercules, Inc. .................................        4,406
     200     International Flavors and Fragrances ...........        9,600
     100     Kerr-McGee Corp. ...............................        6,325
   1,000     Monsanto Co. ...................................       55,375
     200     Morton International, Inc. .....................        6,088
     500     Occidental Petroleum Corp. .....................       13,812
     300     PPG Industries, Inc. ...........................       21,862
     200     Praxair, Inc. ..................................        9,863
     100     Rohm & Haas Co. ................................       10,987
     100     Sealed Air Corp.* ..............................        5,350
     300     Sherwin Williams Co. ...........................        9,975
     300     Tenneco, Inc. ..................................       12,487
     200     Union Carbide Corp. ............................        9,988
                                                              ------------
                                                                   415,706
                                                              ------------

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                             Value
---------                                                    -----------------

COMMON STOCKS-(CONTINUED)

Computer Hardware--5.72%
     600     3Com Corp.* .................................... $     15,225
     200     Apple Computer, Inc.* ..........................        5,325
     400     Bay Networks, Inc.* ............................       11,075
     300     Cabletron Systems, Inc.* .......................        3,863
   1,600     Cisco Systems, Inc.* ...........................      121,000
   2,400     Compaq Computer Corp. ..........................       65,550
     100     Data General Corp.* ............................        1,525
   1,100     Dell Computer Corp.* ...........................       90,647
     200     Digital Equipment Corp* ........................       10,975
     800     EMC Corp.* .....................................       33,150
     200     Gateway Inc.* ..................................        9,013
   1,700     Hewlett-Packard Co. ............................      105,612
   1,600     International Business Machines ................      187,800
     500     Pitney Bowes, Inc. .............................       23,500
     400     Seagate Technology, Inc.* ......................        9,250
     300     Silicon Graphics, Inc.* ........................        3,600
     600     Sun Microsystems Inc.* .........................       24,037
     400     Unisys Corp.* ..................................        9,800
     500     Xerox Corp. ....................................       51,375
                                                              ------------
                                                                   782,322
                                                              ------------

Computer Software--3.35%
     100     Adobe Systems, Inc. ............................        3,994
     100     Autodesk, Inc. .................................        4,250
     900     Computer Associates International Inc. .........       47,250
   4,000     Microsoft Corp.* ...............................      339,250
     600     Novell, Inc.* ..................................        6,300
   1,600     Oracle Systems Corp.* ..........................       37,800
     400     Parametric Technology Corp.* ...................       12,262
     200     Thermo Electron Corp.* .........................        7,025
                                                              ------------
                                                                   458,131
                                                              ------------

Construction, Real Property--0.25%
     100     Armstrong World Industries, Inc. ...............        8,412
     100     Centex Corp. ...................................        3,575
     100     Fluor Corp. ....................................        4,769
     300     Masco Corp. ....................................       16,875
                                                              ------------
                                                                    33,631
                                                              ------------

Consumer Durables--0.09%
     100     Maytag Corp. ...................................        5,044
     100     Whirlpool Corp. ................................        6,831
                                                              ------------
                                                                    11,875
                                                              ------------

Defense/Aerospace--1.59%
     900     Allied-Signal, Inc. ............................       38,475
   1,600     Boeing Company .................................       76,200
     200     General Dynamics Corp. .........................        8,887
     300     Lockheed Martin Corp. ..........................       33,675
     100     Northrop Grumman Corp. .........................       10,719
     500     Raytheon Co. ...................................       27,344
     300     Textron Inc. ...................................       22,256
                                                              ------------
                                                                   217,556
                                                              ------------

Diversified Retail--2.70%
     700     Dayton Hudson Corp. ............................ $     32,462
     200     Dillard Department Stores, Inc. ................        8,413
     300     Federated Department Stores, Inc.* .............       15,544
     800     K Mart Corp.* ..................................       15,500
     400     May Department Stores Co. ......................       25,725
     100     Mercantile Stores, Inc. ........................        7,863
     400     Penney, J.C., Inc. .............................       28,725
     600     Sears Roebuck & Co. ............................       37,087
   3,600     Wal Mart Stores, Inc. ..........................      198,675
                                                              ------------
                                                                   369,994
                                                              ------------

Drugs & Medicine--8.02%
     100     Allergan, Inc. .................................        4,200
     100     Alza Corp.* ....................................        4,838
   2,100     American Home Products Corp. ...................      101,456
     400     Amgen, Inc.* ...................................       24,200
   1,600     Bristol-Myers Squibb Co. .......................      172,000
     200     Cardinal Health Inc. ...........................       17,825
   1,800     Lilly, Eli & Co. ...............................      110,587
   1,900     Merck & Co., Inc. ..............................      222,419
   2,100     Pfizer, Inc. ...................................      220,106
     800     Pharmacia & Upjohn Inc. ........................       35,350
   1,200     Schering-Plough Corp. ..........................      100,425
     200     Sigma-Aldrich Corp. ............................        7,300
   1,200     Warner Lambert Co. .............................       76,575
                                                              ------------
                                                                 1,097,281
                                                              ------------

Electric Utilities--2.42%
     200     Ameren Corp. ...................................        7,825
     300     American Electric Power, Inc. ..................       13,612
     200     Baltimore Gas & Electric Co. ...................        6,088
     200     Carolina Power & Light Co. .....................        8,200
     300     Central & South West Corp. .....................        7,931
     300     Cinergy Corp. ..................................        9,694
     400     Consolidated Edison of New York, Inc. ..........       17,125
     300     Dominion Resources, Inc. .......................       11,906
     200     DTE Energy Co. .................................        7,913
     600     Duke Power Co. .................................       34,575
     600     Edison International, Inc. .....................       17,700
     400     Entergy Corp. ..................................       10,525
     400     Firstenergy Corp. ..............................       11,875
     300     FPL Group, Inc. ................................       18,431
     200     General Public Utilities Corp. .................        7,700
     500     Houston Industries, Inc. .......................       14,312
     100     Northern States Power Co. ......................        5,688
     500     PacifiCorp .....................................       11,531
     400     PECO Energy Co. ................................       11,300
     300     Pennsylvania Power & Light Co. .................        6,638
     700     PG&E Corp. .....................................       22,050
     400     Public Service Enterprise Group, Inc. ..........       13,225
   1,100     Southern Co. ...................................       29,219
     400     Texas Utilities Co. ............................       15,800
     300     Unicom Corp. ...................................       10,312
                                                              ------------
                                                                   331,175
                                                              ------------

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                            Value
---------                                                    -----------------

COMMON STOCKS-(CONTINUED)

Electrical Equipment--2.42%
     200     DSC Communications Corp.* ...................... $      3,419
     100     Eaton Corp. ....................................        8,981
     100     Harris Corp. ...................................        4,819
     200     Honeywell, Inc. ................................       16,787
     100     Johnson Controls, Inc. .........................        5,950
     100     KLA-Tencor Corp. * .............................        3,387
   2,100     Lucent Technologies Inc. .......................      148,969
     100     Millipore Corp. ................................        3,338
   1,000     Motorola Inc. ..................................       52,937
     800     Northern Telecommunications Ltd. ...............       51,200
      25     Octel Corp.* ...................................          545
     100     Perkin Elmer Corp. .............................        6,850
     100     Tektronix, Inc. ................................        3,825
     300     Tellabs, Inc.* .................................       20,616
                                                              ------------
                                                                   331,623
                                                              ------------

Electrical Power--0.80%
     300     AMP, Inc. ......................................       11,400
     100     Andrew Corp.* ..................................        2,197
     200     Cooper Industries, Inc. ........................       12,875
     700     Emerson Electric Co. ...........................       42,525
     100     General Signal Corp. ...........................        4,112
     100     Grainger,W.W., Inc. ............................       10,556
     100     Raychem Corp. ..................................        3,763
     300     Rockwell International Corp. ...................       16,500
     100     Thomas & Betts Corp. ...........................        5,344
                                                              ------------
                                                                   109,272
                                                              ------------

Energy Reserves & Production--6.65%
   1,600     Amoco Corp. ....................................       66,900
     100     Anadarko Petroleum Corp. .......................        6,600
     100     Apache Corp. ...................................        3,419
     500     Atlantic Richfield Co. .........................       39,437
     300     Burlington Resources, Inc. .....................       12,637
   1,100     Chevron Corp. ..................................       87,862
     100     Columbia Energy Corp. ..........................        8,438
   4,000     Exxon Corp. ....................................      282,000
   1,300     Mobil Corp. ....................................      101,400
     200     Oryx Energy Co.* ...............................        4,663
     100     Pennzoil Co. ...................................        5,781
     400     Phillips Petroleum Co. .........................       20,025
   3,500     Royal Dutch Petroleum Co. ......................      196,219
     900     Texaco, Inc. ...................................       51,975
     400     Union Pacific Resources Group Inc. .............        8,100
     400     Unocal Corp. ...................................       14,250
                                                              ------------
                                                                   909,706
                                                              ------------

Entertainment--2.13%
   1,100     CBS Corp.* .....................................       34,925
   1,100     Disney, Walt Co. ...............................      124,437
     100     King World Productions, Inc.* ..................        2,550
     600     Seagram Co. Ltd. ...............................       26,363
     900     Time Warner Inc. ...............................       70,031
     600     Viacom, Inc., Class B* .........................       33,000
                                                              ------------
                                                                   291,306
                                                              ------------

Environmental Services--0.29%
     300     Browning Ferris Industries, Inc. ............... $     10,669
     500     Laidlaw Inc. ...................................        6,187
     700     Waste Management Inc. ..........................       22,750
                                                              ------------
                                                                    39,606
                                                              ------------

Financial Services--6.10%
     700     American Express Co. ...........................       71,837
     300     AON Corp. ......................................       19,219
     545     Associates First Capital Corp. .................       40,773
     100     Beneficial Corp. ...............................       13,400
     200     Countrywide Credit Industries, Inc. ............        9,250
   1,100     Federal Home Loan Mortgage Corp. ...............       50,050
   1,700     Federal National Mortgage Association ..........      101,787
   5,300     General Electric Co. ...........................      441,887
     200     Green Tree Financial Corp. .....................        8,038
     200     Household International, Inc. ..................       27,063
     300     Marsh & McLennan Companies, Inc. ...............       26,269
     800     MBNA Corp. .....................................       25,350
                                                              ------------
                                                                   834,923
                                                              ------------

Forest Products, Paper--1.19%
     100     Bemis, Inc. ....................................        4,219
     100     Boise Cascade Corp. ............................        3,338
     200     Champion International Corp. ...................        9,600
     300     Fort James Corp. ...............................       14,344
     100     Georgia-Pacific Corp. ..........................        6,419
     200     Ikon Office Solutions Inc. .....................        4,237
     500     International Paper Co. ........................       23,000
     900     Kimberly Clark Corp. ...........................       44,606
     200     Louisiana Pacific Corp. ........................        3,987
     200     Mead Corp. .....................................        6,225
     200     Stone Container Corp.* .........................        3,550
     100     Temple-Inland, Inc. ............................        5,875
     100     Union Camp Corp. ...............................        5,469
     200     Westvaco Corp. .................................        5,700
     300     Weyerhaeuser Co. ...............................       15,244
     200     Willamette Industries, Inc. ....................        6,862
                                                              ------------
                                                                   162,675
                                                              ------------

Food Retail--0.42%
     400     Albertson's, Inc. ..............................       18,525
     400     American Stores Co. ............................        9,975
     100     Giant Food, Inc., Class A ......................        4,300
     400     Kroger Co.* ....................................       17,175
     200     Winn Dixie Stores, Inc. ........................        8,138
                                                              ------------
                                                                    58,113
                                                              ------------

Freight, Air, Sea & Land--0.09%
     200     FDX Corp.* .....................................       12,825
                                                              ------------

Gas Utility--0.13%
     100     Consolidated Natural Gas Co. ...................        5,656
     100     Pacific Enterprises ............................        3,806
     200     Sonat, Inc. ....................................        7,838
                                                              ------------
                                                                    17,300
                                                              ------------

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                             Value
---------                                                    -----------------

COMMON STOCKS-(CONTINUED)

Heavy Machinery--0.55%
     200     Brunswick Corp. ................................ $      6,287
     100     Case Corp. .....................................        5,788
     600     Caterpillar, Inc. ..............................       32,962
     100     Cummins Engine Co., Inc. .......................        5,200
     400     Deere & Co. ....................................       20,750
     100     McDermott International, Inc. ..................        3,819
                                                              ------------
                                                                    74,806
                                                              ------------

Hotels--0.28%
     200     Harrah's Entertainment Inc.* ...................        5,000
     400     Hilton Hotels Corp. ............................       12,575
     400     Marriott International Inc. New ................       13,900
     300     Mirage Resorts, Inc.* ..........................        6,244
                                                              ------------
                                                                    37,719
                                                              ------------

Household Products--2.93%
     200     Avon Products Inc. .............................       16,363
     200     Clorox Co. .....................................       16,700
     500     Colgate-Palmolive Co. ..........................       43,500
     300     Fortune Brands Inc. ............................       11,531
     900     Gillette Co. ...................................      105,413
     200     Newell Co. .....................................        9,650
     100     Owens-Corning Fiberglass .......................        3,750
   2,200     Procter & Gamble Co. ...........................      184,662
     200     Rubbermaid, Inc. ...............................        6,525
     100     Tupperware Corp. ...............................        2,700
                                                              ------------
                                                                   400,794
                                                              ------------

Industrial Parts--1.03%
     200     Black & Decker Corp. ...........................       11,675
     100     Crane Co. ......................................        5,269
     300     Dover Corp. ....................................       11,250
     300     Genuine Parts Co. ..............................       10,181
     400     Illinois Tool Works, Inc. ......................       26,400
     300     Ingersoll Rand Co. .............................       13,519
     200     Pall Corp. .....................................        3,963
     200     Parker-Hannifin Corp. ..........................        8,212
     100     Snap-On, Inc. ..................................        4,387
     100     Stanley Works ..................................        4,750
     100     Timken Co. .....................................        3,763
     400     United Technologies Corp. ......................       37,600
                                                              ------------
                                                                   140,969
                                                              ------------

Industrial Services/Supplies--0.28%
   1,300     Cendant Corp.* .................................       28,194
     200     Ecolab, Inc. ...................................        6,175
     100     Ryder Systems, Inc. ............................        3,406
                                                              ------------
                                                                    37,775
                                                              ------------

Information & Computer Services--1.19%
     500     Automatic Data Processing, Inc. ................       31,812
     200     Block, H&R, Inc. ...............................        8,800
     100     Ceridian Corp.* ................................        5,400
     300     Cognizant Corp. ................................       15,975
     200     Computer Sciences Corp.* .......................       10,388

Information & Computer Services (concluded)
     200     Dow Jones & Co., Inc. .......................... $      9,625
     200     Dun & Bradstreet Corp. .........................        6,750
     200     Equifax Inc. ...................................        7,275
     700     First Data Corp. ...............................       23,275
     300     HBO & Co. ......................................       17,316
     200     Interpublic Group Companies, Inc. ..............       11,862
     300     Omnicom Group ..................................       14,044
                                                              ------------
                                                                   162,522
                                                              ------------

Leisure--0.48%
     500     Eastman Kodak Co. ..............................       35,687
     200     Hasbro, Inc. ...................................        7,650
     500     Mattel Inc. ....................................       18,938
     100     Polaroid Corp. .................................        4,056
                                                              ------------
                                                                    66,331
                                                              ------------

Life Insurance--0.99%
     200     Aetna Life & Casualty Co. ......................       15,637
     400     American General Corp. .........................       26,850
     300     Conseco Inc. ...................................       13,987
     150     Jefferson-Pilot Corp. ..........................        8,588
     200     Lincoln National Corp. .........................       17,975
     100     Providian Corp. ................................        6,363
     300     SunAmerica Inc. ................................       14,587
     200     Torchmark, Inc. ................................        8,575
     100     Transamerica Corp. .............................       11,500
     200     UNUM Corp. .....................................       11,113
                                                              ------------
                                                                   135,175
                                                              ------------

Long Distance & Phone Companies--6.61%
     300     Alltel Corp. ...................................       11,831
   1,800     Ameritech Corp. ................................       76,388
   2,600     AT&T Corp. .....................................      158,275
   1,300     Bell Atlantic Corp. ............................      119,112
   1,600     BellSouth Corp. ................................      103,200
     300     Frontier Corp. .................................        9,131
   1,500     GTE Corp. ......................................       87,469
   1,100     MCI Communications Corp. .......................       58,816
   3,000     SBC Communications, Inc. .......................      116,625
     700     Sprint Corp. ...................................       50,225
     800     US West Communications Group ...................       40,600
   1,600     WorldCom, Inc.* ................................       72,800
                                                              ------------
                                                                   904,472
                                                              ------------

Media--0.61%
     200     Clear Channel Communications* ..................       19,175
     600     Comcast Corp., Class A .........................       20,569
     100     Scientific-Atlanta, Inc. .......................        2,206
     800     Tele-Communications, Inc. Class A* .............       27,450
     200     Tribune Co. ....................................       13,375
                                                              ------------
                                                                    82,775
                                                              ------------

Medical Products--3.61%
   1,200     Abbott Laboratories ............................       89,025
     100     Bard, C.R. Inc. ................................        3,469
     100     Bausch & Lomb, Inc. ............................        4,981

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                             Value
---------                                                    -----------------

COMMON STOCKS-(CONTINUED)

Medical Products (concluded)
     400     Baxter International, Inc. ..................... $     22,875
     200     Becton, Dickinson & Co. ........................       14,150
     200     Biomet, Inc. ...................................        5,775
     300     Boston Scientific Corp.* .......................       19,125
     200     Guidant Corp. ..................................       12,888
   2,200     Johnson & Johnson ..............................      151,937
     100     Mallinckrodt Group, Inc. .......................        3,081
     800     Medtronic, Inc. ................................       44,500
     700     Minnesota Mining & Manufacturing Co. ...........       64,837
     100     St. Jude Medical, Inc. .........................        3,575
     900     Tyco International Ltd. ........................       49,838
     100     U.S. Surgical Corp. ............................        3,975
                                                              ------------
                                                                   494,031
                                                              ------------

Medical Providers--0.96%
   1,000     Columbia/HCA Healthcare Corp. ..................       32,688
     400     Corning, Inc. ..................................       15,775
     600     HEALTHSOUTH Corp.* .............................       17,025
     300     Humana Inc.* ...................................        9,319
     100     Manor Care, Inc. ...............................        3,156
     400     Service Corp. International ....................       16,350
     500     Tenet Healthcare Corp.* ........................       17,500
     300     United Healthcare Corp. ........................       19,200
                                                              ------------
                                                                   131,013
                                                              ------------

Mining & Metals--0.64%
     400     Alcan Aluminum Ltd. ............................       11,400
     300     Aluminum Co. of America ........................       20,812
     200     Bethleham Steel Corp.* .........................        2,450
     200     Crown Cork & Seal, Inc. ........................       10,375
     300     Freeport-McMoran Copper & Gold, Inc. ...........        5,025
     300     Inco Ltd. ......................................        4,313
     100     Nucor Corp. ....................................        5,150
     200     Owens Illinois Inc.* ...........................        8,988
     100     Phelps Dodge Corp. .............................        6,100
     100     Reynolds Metals Co. ............................        5,800
     200     USX-U.S. Steel Group, Inc. .....................        7,175
                                                              ------------
                                                                    87,588
                                                              ------------

Motor Vehicles and Parts--2.21%
   1,100     Chrysler Corp. .................................       61,187
     100     Cooper Tire & Rubber Co. .......................        2,369
     200     DANA Corp. .....................................       10,425
     100     Echlin, Inc. ...................................        4,750
   2,000     Ford Motor Co. .................................      103,750
   1,100     General Motors Corp. ...........................       79,131
     200     Goodyear Tire & Rubber Co. .....................       14,375
     200     ITT Industries Inc. ............................        7,375
     100     Navistar International Corp.* ..................        3,019
     100     PACCAR, Inc. ...................................        5,522
     200     TRW, Inc. ......................................       10,713
                                                              ------------
                                                                   302,616
                                                              ------------

Oil Refining--0.71%
     100     Amerada Hess Corp. ............................. $      5,406
     200     Coastal Corp. ..................................       14,100
     500     Enron Corp. ....................................       25,063
     100     Sun Co., Inc. ..................................        4,250
     500     USX-Marathon Group .............................       17,500
     100     Western Atlas, Inc.* ...........................        8,656
     700     Williams Companies, Inc. .......................       22,706
                                                              ------------
                                                                    97,681
                                                              ------------

Oil Services--0.79%
     300     Baker Hughes, Inc. .............................       10,800
     300     Dresser Industries, Inc. .......................       13,969
     400     Halliburton Co. ................................       18,950
     100     Rowan Companies, Inc.* .........................        2,556
     800     Schlumberger Ltd. ..............................       62,450
                                                              ------------
                                                                   108,725
                                                              ------------

Other Insurance--2.76%
     700     Allstate Corp. .................................       65,887
   1,100     American International Group Inc. ..............      136,194
     300     Chubb Corp. ....................................       23,869
     300     CIGNA Corp. ....................................       20,550
     300     Cincinnati Financial Corp. .....................       12,600
     100     General Re Corp. ...............................       21,987
     200     Hartford Financial Services Group Inc. .........       22,012
     200     Loews Corp. ....................................       18,150
     100     MBIA Inc. ......................................        7,456
     200     MGIC Investment Corp. ..........................       11,988
     200     SAFECO Corp. ...................................        9,300
     312     St. Paul Companies, Inc. .......................       13,845
     100     The Progressive Corp. ..........................       13,788
                                                              ------------
                                                                   377,626
                                                              ------------

Precious Metals--0.22%
     600     Barrick Gold Corp. .............................       11,550
     400     Battle Mountain Gold Co.* ......................        2,125
     300     Homestake Mining Co. ...........................        3,263
     300     Newmont Mining Corp. ...........................        7,481
     400     Placer Dome, Inc. ..............................        4,975
                                                              ------------
                                                                    29,394
                                                              ------------

Publishing--0.70%
     100     American Greetings Corp., Class A ..............        4,750
     100     Deluxe Corp. ...................................        3,356
     200     Donnelley, R.R. & Sons Co. .....................        9,000
     500     Gannett Inc. ...................................       32,969
     100     Knight Ridder, Inc. ............................        5,706
     200     McGraw-Hill Companies, Inc. ....................       15,638
     100     Meredith Corp. .................................        3,975
     200     New York Times Co., Class A ....................       14,100
     100     Times Mirror Co. ...............................        6,400
                                                              ------------
                                                                    95,894
                                                              ------------

PAINEWEBBER S&P 500 INDEX FUND

Number of
  Shares                                                             Value
---------                                                    -----------------

COMMON STOCKS-(concluded)

Railroads--0.53%
     200     Burlington Northern Santa Fe, Inc. ............. $     19,900
     300     CSX Corp. ......................................       14,288
     600     Norfolk Southern Corp. .........................       18,787
     400     Union Pacific Corp. ............................       19,350
                                                              ------------
                                                                    72,325
                                                              ------------

Restaurants--0.63%
     200     Darden Restaurants, Inc. .......................        3,088
   1,100     McDonalds Corp. ................................       72,187
     200     Tricon Global Restaurants Inc.* ................        6,212
     200     Wendy's International, Inc. ....................        4,938
                                                              ------------
                                                                    86,425
                                                              ------------

Securities & Asset Management--2.09%
     400     Charles Schwab Corp. ...........................       13,200
     400     Franklin Resources Inc. ........................       19,550
     200     Lehman Brothers Holdings Inc. ..................       14,188
     500     Merrill Lynch & Co., Inc. ......................       44,750
   1,000     Morgan Stanley, Dean Witter, Discover & Co. ....       78,062
   1,900     Travelers Group Inc. ...........................      115,900
                                                              ------------
                                                                   285,650
                                                              ------------

Semiconductor--1.97%
     200     Advanced Micro Devices, Inc.* ..................        3,900
     300     Allegheny Teldyne, Inc. ........................        6,975
     600     Applied Materials Inc.* ........................       19,200
   2,700     Intel Corp. ....................................      192,881
     200     LSI Logic Corp.* ...............................        4,262
     300     Micron Technology, Inc. ........................        7,069
     300     National Semiconductor Corp.* ..................        4,875
     600     Texas Instruments, Inc. ........................       30,825
                                                              ------------
                                                                   269,987
                                                              ------------

Specialty Retail--1.78%
     200     Autozone Inc.* .................................        6,650
     200     Circuit City Stores, Inc. ......................        8,475
     200     Consolidated Stores Corp.* .....................        7,638
     300     Costco, Companies Inc.* ........................       17,362
     300     CVS Corp. ......................................       21,056
   1,200     Home Depot, Inc. ...............................       94,275
     300     Lowe's Companies Inc. ..........................       23,756
     100     Pep Boys-Manny, Moe & Jack .....................        2,225
     400     Rite Aid Corp. .................................       14,325
     200     Tandy Corp. ....................................        8,850
     400     Toys R Us, Inc.* ...............................       10,600
     800     Walgreen Co. ...................................       28,150
                                                              ------------
                                                                   243,362
                                                              ------------

Thrift--0.40%
     200     Ahmanson, H F & Co. ............................ $     15,250
     100     Golden West Financial Corp. ....................       10,800
     400     Washington Mutual, Inc. ........................       28,250
                                                              ------------
                                                                    54,300
                                                              ------------

Tobacco--1.12%
   3,900     Phillip Morris Companies Inc. ..................      145,762
     300     UST, Inc. ......................................        7,988
                                                              ------------
                                                                   153,750
                                                              ------------

Wireless Telecommunications--0.69%
     900     Airtouch Communications, Inc.* .................       42,862
     200     General Instrument Corp.* ......................        4,763
     400     Nextel Communications Inc.* ....................        9,425
   1,000     US West Media Group* ...........................       37,063
                                                              ------------
                                                                    94,113
                                                              ------------
             Total Common Stocks (cost--$12,505,170) ........   13,711,086
                                                              ------------

PREFERRED STOCK--0.02%

Chemicals--0.02%
      47     Sealed Air Corporation (cost--$2,695) ..........        2,617
                                                              ------------

Total Investments (cost--$12,507,865)--100.24% ..............   13,713,703
Liabilities in excess of other assets--(0.24)% ..............      (32,655)
                                                              ------------
Net Assets--100.00% ......................................... $ 13,681,048
                                                              ============

--------------
* Non-Income producing security


                See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES                               MAY 31, 1998

Assets

Investments in securities, at value (cost--$12,507,865) .............................       $13,713,703
Receivable for shares of beneficial interest sold ...................................            53,854
Dividends receivable ................................................................            24,138
Deferred organizational expenses ....................................................            69,063
Other assets ........................................................................             1,874
                                                                                            -----------
Total assets ........................................................................        13,862,632
                                                                                            -----------

Liabilities

Due to custodian ....................................................................            82,843
Payable to affiliate ................................................................            31,130
Accrued expenses and other liabilities ..............................................            67,611
                                                                                            -----------
Total liabilities ...................................................................           181,584
                                                                                            -----------

Net Assets

Beneficial interest--$0.001 par value (unlimited amount authorized) .................        12,396,221
Undistributed net investment income .................................................            59,019
Accumulated net realized gains from investment and futures transactions .............            19,970
Net unrealized appreciation of investments ..........................................         1,205,838
                                                                                            -----------
Net assets ..........................................................................       $13,681,048
                                                                                            ===========

Class A:

Net assets ..........................................................................       $   788,875
                                                                                            -----------
Shares outstanding ..................................................................            55,913
                                                                                            -----------
Net asset value, offering price and redemption value per share ......................       $     14.11
                                                                                            ===========

Class Y:

Net assets ..........................................................................       $12,892,173
                                                                                            -----------
Shares outstanding ..................................................................           913,325
                                                                                            -----------
Net asset value, offering price and redemption value per share ......................       $     14.12
                                                                                            ===========


                See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND



STATEMENT OF OPERATIONS

                                                                                  For the Period
                                                                                  December 31,
                                                                                  1997+ through
                                                                                  May 31, 1998
                                                                                 --------------
Investment income:

Dividends .................................................................       $    73,873
                                                                                  -----------
Expenses:

Investment advisory and administration ....................................             8,340
Service fees--Class A .....................................................                70
Legal and audit ...........................................................            48,087
Reports and notices to shareholders .......................................            15,720
Amortization of organizational expense ....................................             6,227
Trustees' fees ............................................................             4,344
Federal and state registration ............................................             3,916
Custody and accounting ....................................................             2,532
Transfer agency ...........................................................               108
Other expenses ............................................................             3,890
                                                                                  -----------
                                                                                       93,234
Less: Fee waivers and expense reimbursements from adviser .................           (78,380)
                                                                                  -----------

Net expenses ..............................................................            14,854
                                                                                  -----------
Net investment income .....................................................            59,019
                                                                                  -----------
Realized and unrealized gains (losses) from investment activities:

Net realized gains (losses) from:
   Investment transactions ................................................            20,111
   Futures contracts ......................................................              (141)
Net change in unrealized appreciation/depreciation of investments .........         1,205,838
                                                                                  -----------
Net realized and unrealized gains from investment activities ..............         1,225,808
                                                                                  -----------
Net increase in net assets resulting from operations ......................       $ 1,284,827
                                                                                  ===========

-------------
+  Commencement of operations



                 See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the Period
                                                                                           December 31,
                                                                                           1997+ through
                                                                                           May 31, 1998
                                                                                          -------------

From operations:

Net investment income ..............................................................       $     59,019
Net realized gains from investment and futures transactions ........................             19,970
Net change in unrealized appreciation/depreciation of investments ..................          1,205,838
                                                                                           ------------
Net increase in net assets resulting from operations ...............................          1,284,827
                                                                                           ------------

From beneficial interest transactions:

Net proceeds from the sale of shares ...............................................         12,314,605
Cost of shares repurchased .........................................................            (18,384)
                                                                                           ------------
Net increase in net assets from beneficial interest transactions ...................         12,296,221
                                                                                           ------------

Net increase in net assets .........................................................         13,581,048

Net Assets:

Beginning of period ................................................................            100,000
                                                                                           ------------
End of period (including undistributed net investment income of $59,019)............       $ 13,681,048
                                                                                           ============


--------------
+  Commencement of operations


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber S&P 500 Index Fund (the "Fund") is a series of PaineWebber Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and have been amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations. Prior to the commencement of operations, December 31, 1997, the Fund had no activity other than the sale of 4,000 Class A shares and 4,000 Class Y shares for a total amount of $100,000, on October 6, 1997 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor, and an asset management subsidiary of PaineWebber Incorporated ("PaineWebber").

     Currently, the Fund offers Class A and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Valuation of Investments--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS


     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts in strategies intended to enhance income or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times. There were no open futures contracts at the period ended May 31, 1998.

     Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the period ended May 31, 1998, Mitchell Hutchins has voluntarily undertaken to waive all advisory fees and reimburse a portion of expenses to maintain the Fund's total annual operating expenses at a level not exceeding 0.40% and 0.35% of the Fund's average daily net assets for Class A shares and Class Y shares, respectively.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Y shares. Under the distribution plan for Class A shares ("Class A Plan"), the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.05% of the average daily net assets of Class A shares. For the period ended May 31, 1998, PaineWebber has voluntarily undertaken to waive all service fees for Class A shares.

TRANSFER AGENCY SERVICE FEES

     PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund.

NOTES TO FINANCIAL STATEMENTS


SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. During the period ended May 31, 1998, the Fund did not participate in the Securities Lending Program.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at May 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

     At May 31, 1998, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost)...........     $  1,404,248
          Gross depreciation (investments having an excess of cost over value)...........         (198,410)
                                                                                               ------------
          Net unrealized appreciation of investments.....................................     $  1,205,838
                                                                                               ============

     For the period ended May 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

          Purchases......................................................................     $ 12,637,132
          Sales..........................................................................     $    149,378

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

     There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                            Class A                       Class Y
                                                                 ----------------------------    ----------------------------
                                                                     Shares         Amount          Shares          Amount
                                                                 -------------   ------------    ------------    ------------

For the period December 31, 1997+ through May 31, 1998:
Shares sold ................................................            51,913      $ 725,507         910,607    $ 11,589,098
Shares repurchased .........................................                --             --          (1,282)        (18,384)
                                                                  ------------      ---------         -------    ------------
Net increase ...............................................            51,913      $ 725,507         909,325    $ 11,570,714
                                                                  ============      =========         =======    ============

--------------
+   Commencement of operations

PAINEWEBBER S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:


                                                                                                 For the Period December 31,
                                                                                                 1997+ through May 31, 1998
                                                                                                 --------------------------
                                                                                                   Class A        Class Y
                                                                                                  ---------      ---------

Net asset value, beginning of period .....................................................        $   12.50      $   12.50
                                                                                                  ---------      ---------
Net investment income ....................................................................             0.03           0.06
Net realized and unrealized gains from investments and futures ...........................             1.58           1.56
                                                                                                  ---------      ---------
Net increase from investment operations ..................................................             1.61           1.62
                                                                                                  ---------      ---------
Net asset value, end of period ...........................................................        $   14.11      $   14.12
                                                                                                  =========      =========
Total investment return (1) ..............................................................            12.88%         12.96%
                                                                                                  =========      =========

Ratios/Supplemental Data:
Net assets, end of period (000's) ........................................................        $     789     $   12,892
Expenses to average net assets net of waivers and reimbursements from adviser ............             0.40%*         0.35%*
Expenses to average net assets before waivers and reimbursements from adviser ............             2.25%*         2.22%*
Net investment income to average net assets net of waivers and reimbursements from adviser             1.26%*         1.41%*
Net investment loss to average net assets before waivers and reimbursements from adviser.             (0.60)%*       (0.46)%*
Portfolio turnover rate ..................................................................                1%             1%


-----------
*   Annualized

+   Commencement of issuance of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.

PAINEWEBBER S&P 500 INDEX FUND


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Trustees and Shareholders of
PaineWebber S&P 500 Index Fund

     We have audited the accompanying statement of assets and liabilities of the PaineWebber S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of May 31, 1998, and the related statements of operations, changes in net assets and the financial highlights for the period December 31, 1997 (commencement of operations) through May 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at May 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at May 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period December 31, 1997 to May 31, 1998, in conformity with generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

New York, New York
July 24, 1998

                     [This Page Intentionally Left Blank]

                     [This Page Intentionally Left Blank]

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt

Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Paul H. Schubert
Vice President and Treasurer
T. Kirkham Barneby
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
o        High Income Fund
o        Investment Grade Income Fund
o        Low Duration U.S. Government Income Fund
o        Strategic Income Fund
o        U.S. Government Income Fund

TAX-FREE BOND FUNDS
o        California Tax-Free Income Fund
o        Municipal High Income Fund
o        National Tax-Free Income Fund
o        New York Tax-Free Income Fund

STOCK FUNDS
o        Financial Services Growth Fund
o        Growth Fund
o        Growth and Income Fund
o        Mid Cap Fund
o        Small Cap Fund
o        S&P 500 Index Fund
o        Utility Income Fund

ASSET ALLOCATION FUNDS
o        Balanced Fund
o        Tactical Allocation Fund

GLOBAL FUNDS
o        Asia Pacific Growth Fund
o        Emerging Markets Equity Fund
o        Global Equity Fund
o        Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o        Aggressive Portfolio
o        Moderate Portfolio
o        Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                 PaineWebber
                       (c)1998 PaineWebber Incorporated
                                 Member SIPC



PaineWebber


S&P 500
INDEX
FUND


May 31, 1998


ANNUAL REPORT